FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended MARCH 31, 2011
                                              ============


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:

Name: TRAFALGAR ASSET MANAGERS LTD
Address: 55 Baker St
London W1U 8EW, United Kingdom

Form 13f - File Number: 028-11791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: Mr Petros Toseland
Title: General Counsel
Phone: +44-20-7725-6515

Signature, Place and Date of Signing

Petros Toseland
London
May 4, 2011.
_______________

REPORT TYPE

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY
______________

NUMBER OF OTHER INCLUDED MANAGERS:	0
FORM 13F INFORMATION TABLE ENTRY TOTAL: 11
FORM 13F INFORMATION TABLE VALUE TOTAL:	$ 49,105.73 (thousands)

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

FORM 13F INFORMATION TABLE
__________________________

COL 1                   COL 2 COL 3   COL 4      COL 5     COL6   COL 7    COL8
_______________________________________________________________________________
ISSUER  	        TITLE     		 SHS      SH/PUT INV  OTHR VOT
		        OF	      VALUE	 OR	  PRN/   DISC MGRS AUTH
		        CLASS CUSIP   (X$1000)   PRN AMT  CALL
_______________________________________________________________________________
Dollar Thrifty		OPT  256743955 1,668.25   25,000.00 CALL yes  no   sole
Genzyme Corp		COM  372917104 7,340.30  110,000.00 CALL yes  no   sole
SPDR Gold Share		OPT  78463V907 11,188.80  80,000.00 SH	 yes  no   sole
SPDR Gold Share		OPT  78463V907  4,895.10  35,000.00 SH   yes  no   sole
Lubrizol Corp		COM  549271104	4,279.72  30,600.00 SH	 yes  no   sole
Mentor Graphics		COM  587200106	3,511.20 240,000.00 CALL yes  no   sole
Rural Meto/Corp		COM  781748108	4,089.60 240,000.00 SH   yes  no   sole
MSCI Inc		COM  55354G100	 0.04          1.00 SH	 yes  no   sole
Valeant Pharmaceuticals COM  91911K102	 1.00  	       1.00 SH   yes  no   sole
Smurfit-Stone Container COM  83272A104 12,078.13 312,500.00 SH   yes  no   sole
Talecris Biotherapeutic OPT  874227951	 53.60     2,000.00 SH	 yes  no   sole